UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2016

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB All Market Income Portfolio

Portfolio of Investments

August 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 44.3%
Funds and Investment Trusts - 44.3%
AB High Income Fund, Inc.-Class Z (a)	847,829	$7,333,724
iShares Global Financials ETF	3,880	200,906
JPMorgan Alerian MLP Index ETN	12,300	381,300
SPDR S&P Regional Banking ETF	4,740	204,010
Vanguard REIT ETF	7,163	637,292

Total Investment Companies (cost $8,703,154)		8,757,232

COMMON STOCKS - 34.6%
Financials - 5.8%
Banks - 3.5%
Australia & New Zealand Banking Group Ltd.	1,272	25,664
BNP Paribas SA	1,075	54,901
China Construction Bank Corp.-Class H	35,000	26,173
Fifth Third Bancorp	2,023	40,784
Hang Seng Bank Ltd.	2,400	42,033
HSBC Holdings PLC	6,292	46,780
JPMorgan Chase & Co.	742	50,085
Lloyds Banking Group PLC	53,521	41,715
Mitsubishi UFJ Financial Group, Inc.	12,000	66,102
Oversea-Chinese Banking Corp., Ltd.	6,100	38,399
People’s United Financial, Inc.	2,503	40,674
Royal Bank of Canada	1,327	82,500
Seven Bank Ltd.	4,800	17,008
Societe Generale SA	972	35,487
Toronto-Dominion Bank (The)	470	20,973
Wells Fargo & Co.	1,061	53,899
Westpac Banking Corp.	840	18,567

		701,744

Banks - 0.2%
Mitsubishi UFJ Financial Group, Inc.	6,500	35,805

Capital Markets - 0.5%
Ameriprise Financial, Inc.	423	42,757
IG Group Holdings PLC	2,450	30,603
T Rowe Price Group, Inc.	415	28,859

		102,219

Insurance - 1.6%
Allstate Corp. (The)	590	40,686
Euler Hermes Group	260	21,514
FNF Group	1,210	45,605
Marsh & McLennan Cos., Inc. (b)	500	33,815
NN Group NV	1,730	51,653
Progressive Corp. (The)	665	21,652
Prudential Financial, Inc.	534	42,389
Tryg A/S	760	15,186
Zurich Insurance Group AG (c)	154	39,435

		311,935

		1,151,703

Company	Shares	U.S. $ Value
Information Technology - 4.8%
Communications Equipment - 0.3%
Cisco Systems, Inc.	1,926	60,553

Internet Software & Services - 0.1%
Moneysupermarket.com Group PLC	4,010	15,189

IT Services - 2.0%
Amadeus IT Group SA-Class A	670	30,795
Amdocs Ltd.	920	55,310
Booz Allen Hamilton Holding Corp.	1,230	37,343
CGI Group, Inc.-Class A (c)	440	21,416
Fidelity National Information Services, Inc. (b)	300	23,799
Fiserv, Inc. (b)(c)	200	20,610
International Business Machines Corp.	357	56,720
Paychex, Inc. (b)	1,163	70,559
Total System Services, Inc.	670	32,998
Vantiv, Inc.-Class A (c)	630	33,856

		383,406

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.	586	21,032
Texas Instruments, Inc.	613	42,628

		63,660

Software - 1.5%
CA, Inc.	580	19,668
Microsoft Corp.	2,480	142,501
Nice Ltd.	320	21,915
Oracle Corp.	1,450	59,769
Oracle Corp. Japan	800	46,584
Sage Group PLC (The)	1,440	13,720

		304,157

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	729	77,347
HP, Inc.	2,817	40,480

		117,827

		944,792

Consumer Staples - 4.3%
Beverages - 0.6%
Coca-Cola Co. (The)	1,246	54,114
Dr Pepper Snapple Group, Inc. (b)	320	29,984
PepsiCo, Inc. (b)	240	25,620

		109,718

Food & Staples Retailing - 0.3%
Axfood AB	1,300	23,072
Kroger Co. (The)	1,150	36,789

		59,861

Food Products - 0.5%
Nestle SA (REG)	180	14,345
Salmar ASA	780	21,586

Company	Shares	U.S. $ Value
Tyson Foods, Inc.-Class A	750	56,677

		92,608

Household Products - 0.4%
Procter & Gamble Co. (The)	664	57,974
Reckitt Benckiser Group PLC	285	27,530

		85,504

Personal Products - 0.1%
Kao Corp.	300	15,600

Tobacco - 2.4%
Altria Group, Inc. (b)	2,126	140,507
British American Tobacco PLC	1,055	65,455
Imperial Brands PLC	1,740	91,269
Japan Tobacco, Inc.	1,400	54,248
Philip Morris International, Inc. (b)	1,286	128,510

		479,989

		843,280

Health Care - 4.2%
Biotechnology - 0.7%
AbbVie, Inc.	900	57,690
Amgen, Inc.	249	42,345
Gilead Sciences, Inc.	490	38,406

		138,441

Health Care Providers & Services - 0.9%
Aetna, Inc.	320	37,478
Anthem, Inc. (b)	250	31,270
UnitedHealth Group, Inc. (b)	797	108,432

		177,180

Pharmaceuticals - 2.6%
GlaxoSmithKline PLC	3,272	70,431
Johnson & Johnson (b)	1,015	121,130
Merck & Co., Inc. (b)	780	48,976
Pfizer, Inc. (b)	3,218	111,986
Recordati SpA	740	22,397
Roche Holding AG	403	98,373
Teva Pharmaceutical Industries Ltd.	852	43,157

		516,450

		832,071

Consumer Discretionary - 4.2%
Automobiles - 1.0%
Bayerische Motoren Werke AG	338	29,370
Ford Motor Co.	2,742	34,549
Fuji Heavy Industries Ltd.	2,200	87,565
General Motors Co.	1,324	42,262

		193,746

Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd.	2,630	29,806

Company	Shares	U.S. $ Value
Brinker International, Inc.	450	24,169
Darden Restaurants, Inc.	480	29,587
Sands China Ltd.	5,600	21,954
Tabcorp Holdings Ltd.	4,220	15,739
Tatts Group Ltd.	14,480	41,410

		162,665

Household Durables - 0.3%
Electrolux AB-Class B	1,437	37,443
Sekisui House Ltd.	1,500	24,201

		61,644

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	800	21,868

Media - 1.0%
Cineplex, Inc.	600	22,721
Omnicom Group, Inc.	620	53,401
Regal Entertainment Group-Class A	790	16,890
Thomson Reuters Corp.	850	35,202
Viacom, Inc.-Class B	815	32,877
WPP PLC	1,470	33,939

		195,030

Multiline Retail - 0.4%
Dollar General Corp. (b)	630	46,248
Target Corp.	440	30,884

		77,132

Specialty Retail - 0.6%
Home Depot, Inc. (The) (b)	265	35,542
Ross Stores, Inc. (b)	575	35,788
TJX Cos., Inc. (The)	590	45,689

		117,019

		829,104

Industrials - 3.3%
Aerospace & Defense - 0.5%
Raytheon Co.	757	106,078

Airlines - 0.1%
Delta Air Lines, Inc.	450	16,538

Construction & Engineering - 0.2%
Vinci SA	609	46,270

Electrical Equipment - 0.2%
Emerson Electric Co.	686	36,139

Industrial Conglomerates - 0.6%
General Electric Co. (b)	2,326	72,664
Siemens AG (REG)	422	50,343

		123,007

Machinery - 0.5%
Illinois Tool Works, Inc.	348	41,360
KION Group AG	450	25,608

Company	Shares	U.S. $ Value
Kone Oyj-Class B	620	31,136

		98,104

Professional Services - 0.9%
Equifax, Inc.	280	36,932
Experian PLC	1,520	30,227
Nielsen Holdings PLC	520	27,705
RELX NV	3,020	53,569
Wolters Kluwer NV	520	21,875

		170,308

Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc.-Class A	400	29,216

Transportation Infrastructure - 0.2%
Transurban Group	4,279	36,812

		662,472

Energy - 2.4%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	280	22,120

Oil, Gas & Consumable Fuels - 2.3%
Chevron Corp.	535	53,810
Eni SpA	2,409	36,367
Exxon Mobil Corp. (b)	1,291	112,498
Royal Dutch Shell PLC-Class A	2,100	51,323
Royal Dutch Shell PLC-Class B	1,670	42,513
Statoil ASA	3,501	54,923
TOTAL SA	727	34,733
TransCanada Corp.	1,402	63,579

		449,746

		471,866

Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	1,614	65,980
BCE, Inc.	971	45,366
Bezeq The Israeli Telecommunication Corp., Ltd.	7,185	14,441
Frontier Communications Corp.	5,425	24,955
HKT Trust & HKT Ltd.-Class SS	24,000	33,042
Nippon Telegraph & Telephone Corp.	800	35,175
Verizon Communications, Inc. (b)	1,371	71,745

		290,704

Wireless Telecommunication Services - 0.4%
NTT DOCOMO, Inc.	2,100	52,961
Vodafone Group PLC	11,524	34,775

		87,736

		378,440

Utilities - 1.3%
Electric Utilities - 0.9%
Duke Energy Corp.	443	35,289
Entergy Corp.	469	36,676
Fortum Oyj	2,422	37,362

Company	Shares	U.S. $ Value
Southern Co. (The)	846	43,425
Terna Rete Elettrica Nazionale SpA	7,068	36,550

		189,302

Multi-Utilities - 0.4%
Consolidated Edison, Inc.	479	36,045
Engie SA	2,417	38,627

		74,672

		263,974

Materials - 1.2%
Chemicals - 0.3%
Dow Chemical Co. (The)	778	41,732
Sherwin-Williams Co. (The) (b)	60	17,023

		58,755

Containers & Packaging - 0.5%
Amcor Ltd./Australia	3,750	45,031
Bemis Co., Inc.	760	39,976
Sealed Air Corp.	500	23,565

		108,572

Metals & Mining - 0.2%
BHP Billiton Ltd.	2,109	32,369

Paper & Forest Products - 0.2%
UPM-Kymmene Oyj	2,078	41,768

		241,464

Real Estate - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Ascendas Real Estate Investment Trust	12,300	22,105
HCP, Inc.	1,121	44,089
Kimco Realty Corp.	1,185	35,609
Realty Income Corp.	533	35,034

		136,837

Real Estate Management & Development - 0.5%
Daito Trust Construction Co., Ltd.	300	44,191
Sino Land Co., Ltd.	28,000	47,855

		92,046

		228,883

Total Common Stocks (cost $6,445,919)		6,848,049

PREFERRED STOCKS - 7.5%
Retail - 2.2%
Regional Mall - 0.3%
Pennsylvania Real Estate Investment Trust
7.375%	2,000	52,300

Shopping Center/Other Retail - 1.9%
CBL & Associates Properties, Inc.
6.625%	1,100	28,578

Company	Shares	U.S. $ Value
Cedar Realty Trust, Inc.
Series B
7.25%	2,000	51,870
DDR Corp.
6.50%	400	10,396
DDR Corp.
Series K
6.25%	1,400	36,960
National Retail Properties, Inc.
Series D
6.625%	1,400	36,036
Realty Income Corp.
6.625%	1,400	36,624
Regency Centers Corp.
6.00%	800	20,976
Retail Properties of America, Inc.
7.00%	2,000	54,980
Saul Centers, Inc.
6.875%	1,100	28,952
Taubman Centers, Inc.
6.50%	1,400	36,722
Urstadt Biddle Properties, Inc.
7.125%	1,500	39,967

		382,061

		434,361

Equity: Other - 1.4%
Diversified/Specialty - 1.1%
CoreSite Realty Corp.
7.25%	2,000	53,130
Digital Realty Trust, Inc.
7.375%	1,100	31,812
EPR Properties
6.625%	2,200	58,740
Gramercy Property Trust
7.125%	1,200	33,120
Summit Hotel Properties, Inc.
7.875%	1,500	40,050

		216,852

Health Care - 0.3%
Sabra Health Care REIT, Inc.
Series A
7.125%	2,100	56,700

		273,552

Lodging - 1.2%
Lodging - 1.2%
Chesapeake Lodging Trust
7.75%	1,800	47,160
Hersha Hospitality Trust
6.50%	700	17,857
Hersha Hospitality Trust
Series C
6.875%	1,100	28,270
LaSalle Hotel Properties
6.30%	800	21,320

Company	Shares	U.S. $ Value
LaSalle Hotel Properties
6.375%	1,400	37,310
Pebblebrook Hotel Trust
6.50%	1,500	39,000
Sunstone Hotel Investors, Inc.
6.45%	1,425	37,492
Sunstone Hotel Investors, Inc.
6.95%	475	13,058

		241,467

Office - 1.2%
Office - 1.2%
Alexandria Real Estate Equities, Inc.
6.45%	2,200	56,760
Brandywine Realty Trust
Series E
6.90%	2,000	52,330
Corporate Office Properties Trust
7.375%	700	18,508
Kilroy Realty Corp.
Series H
6.375%	1,500	39,045
PS Business Parks, Inc.
6.00%	800	21,080
SL Green Realty Corp.
6.50%	1,800	47,250

		234,973

Residential - 0.8%
Multi-Family - 0.7%
Apartment Investment & Management Co.
6.875%	2,000	55,260
Equity LifeStyle Properties, Inc.
6.75%	1,400	36,974
Sun Communities, Inc.
7.125%	1,300	34,268

		126,502

Self Storage - 0.1%
Public Storage
5.375%	850	22,109

		148,611

Industrials - 0.7%
Industrial Warehouse Distribution - 0.7%
Monmouth Real Estate Investment Corp.
7.875%	1,800	47,970
STAG Industrial, Inc.
6.625%	2,200	57,904
Terreno Realty Corp.
7.75%	1,400	37,800

		143,674

Total Preferred Stocks (cost $1,454,705)		1,476,638

		Principal Amount (000)	U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 2.1%
Angola - 1.0%
Angolan Government International Bond	U.S.$	200	199,760

9.50%, 11/12/25 (d)
Venezuela - 1.1%
Venezuela Government International Bond		498	213,144

7.65%, 4/21/25 (d)
Total Emerging Markets - Sovereigns (cost $374,592)			412,904

EMERGING MARKETS - TREASURIES - 1.2%
Brazil - 1.2%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/21 (cost $220,326)	BRL	805	232,716

GOVERNMENTS - SOVEREIGN AGENCIES - 1.1%
Brazil - 1.1%
Petrobras Global Finance BV 6.25%, 3/17/24 (cost $182,004)	U.S.$	223	216,879

GOVERNMENTS - TREASURIES - 0.9%
Turkey - 0.9%
Turkey Government Bond 9.40%, 7/08/20 (cost $185,969)	TRY	541	183,832

		Shares
SHORT-TERM INVESTMENTS - 5.9%
Investment Companies - 5.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24% (a)(e) (cost $1,160,219)		1,160,219	1,160,219

Total Investments - 97.6% (cost $18,726,888) (f)			19,288,469
Other assets less liabilities - 2.4%			474,433

Net Assets - 100.0%			$19,762,902

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	3	September 2016	$302,894	$310,903	$8,009
Euro STOXX 50 Index Futures	11	September 2016	348,885	371,780	22,895
FTSE 100 Index Futures	2	September 2016	156,557	178,221	21,664
S&P 500 E-Mini Futures	5	September 2016	527,301	542,375	15,074
SPI 200 Futures	1	September 2016	97,246	101,647	4,401
TOPIX Index Futures	1	September 2016	128,785	128,594	(191)
Sold Contracts
Mini MSCI EAFE Futures	20	September 2016	1,616,318	1,687,600	(71,282)
Mini S&P TSX 60 Index Futures	3	September 2016	92,297	97,237	(4,940)
S&P 500 E-Mini Futures	21	September 2016	2,217,738	2,277,975	(60,237)

					$(64,607)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	PHP	4,116	USD	87	9/20/16	$(830)
Barclays Bank PLC	TWD	19,981	USD	620	9/20/16	(10,402)
Deutsche Bank AG	BRL	514	USD	157	9/02/16	(2,735)
Deutsche Bank AG	USD	159	BRL	514	9/02/16	546
Deutsche Bank AG	CLP	127,554	USD	188	9/20/16	471
Deutsche Bank AG	USD	154	BRL	514	11/03/16	2,684
Goldman Sachs Bank International	BRL	809	USD	250	9/02/16	(859)
Goldman Sachs Bank International	USD	244	BRL	809	9/02/16	6,524
Goldman Sachs Bank International	CLP	43,648	USD	64	9/20/16	(419)
Goldman Sachs Bank International	USD	17	COP	51,089	9/20/16	388
Goldman Sachs Bank International	USD	481	INR	32,612	9/20/16	4,426
Goldman Sachs Bank International	USD	304	PEN	1,019	9/20/16	(4,006)
Standard Chartered Bank	KRW	334,704	USD	288	9/20/16	(11,578)
Standard Chartered Bank	USD	330	IDR	4,457,238	9/20/16	4,401
Standard Chartered Bank	USD	179	TWD	5,695	9/20/16	1,027
State Street Bank & Trust Co.	BRL	295	USD	90	9/02/16	(1,464)
State Street Bank & Trust Co.	AUD	95	USD	72	9/20/16	1,042
State Street Bank & Trust Co.	AUD	436	USD	315	9/20/16	(12,987)
State Street Bank & Trust Co.	CAD	241	USD	189	9/20/16	5,271
State Street Bank & Trust Co.	CAD	156	USD	119	9/20/16	(457)
State Street Bank & Trust Co.	CHF	406	USD	422	9/20/16	8,816
State Street Bank & Trust Co.	CHF	132	USD	133	9/20/16	(680)
State Street Bank & Trust Co.	CLP	68,141	USD	102	9/20/16	2,308
State Street Bank & Trust Co.	CNY	4,424	USD	660	9/20/16	(899)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	COP	74,483	USD	25	9/20/16	$90
State Street Bank & Trust Co.	EUR	137	USD	155	9/20/16	1,377
State Street Bank & Trust Co.	EUR	190	USD	212	9/20/16	(576)
State Street Bank & Trust Co.	GBP	541	USD	761	9/20/16	50,105
State Street Bank & Trust Co.	GBP	104	USD	136	9/20/16	(872)
State Street Bank & Trust Co.	HKD	788	USD	102	9/20/16	33
State Street Bank & Trust Co.	IDR	1,769,291	USD	134	9/20/16	1,294
State Street Bank & Trust Co.	ILS	296	USD	77	9/20/16	(1,083)
State Street Bank & Trust Co.	INR	5,541	USD	81	9/20/16	(1,023)
State Street Bank & Trust Co.	JPY	26,929	USD	265	9/20/16	4,087
State Street Bank & Trust Co.	KRW	76,712	USD	66	9/20/16	(2,397)
State Street Bank & Trust Co.	MXN	5,221	USD	284	9/20/16	7,006
State Street Bank & Trust Co.	MYR	121	USD	30	9/20/16	67
State Street Bank & Trust Co.	NOK	1,918	USD	235	9/20/16	4,801
State Street Bank & Trust Co.	NOK	1,120	USD	134	9/20/16	(824)
State Street Bank & Trust Co.	NZD	26	USD	19	9/20/16	10
State Street Bank & Trust Co.	NZD	238	USD	170	9/20/16	(2,243)
State Street Bank & Trust Co.	PEN	1,019	USD	307	9/20/16	7,137
State Street Bank & Trust Co.	SEK	3,175	USD	382	9/20/16	10,947
State Street Bank & Trust Co.	SGD	35	USD	26	9/20/16	271
State Street Bank & Trust Co.	TWD	3,968	USD	123	9/20/16	(1,683)
State Street Bank & Trust Co.	USD	355	AUD	478	9/20/16	4,661
State Street Bank & Trust Co.	USD	55	CAD	72	9/20/16	164
State Street Bank & Trust Co.	USD	428	CAD	554	9/20/16	(5,294)
State Street Bank & Trust Co.	USD	88	CHF	84	9/20/16	(1,810)
State Street Bank & Trust Co.	USD	174	COP	515,139	9/20/16	(1,445)
State Street Bank & Trust Co.	USD	4	DKK	24	9/20/16	18
State Street Bank & Trust Co.	USD	9	DKK	58	9/20/16	(163)
State Street Bank & Trust Co.	USD	546	EUR	481	9/20/16	(9,569)
State Street Bank & Trust Co.	USD	133	GBP	102	9/20/16	1,559
State Street Bank & Trust Co.	USD	290	GBP	211	9/20/16	(12,369)
State Street Bank & Trust Co.	USD	8	HKD	60	9/20/16	(3)
State Street Bank & Trust Co.	USD	6	ILS	23	9/20/16	23
State Street Bank & Trust Co.	USD	759	JPY	81,309	9/20/16	26,953

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	358	KRW	411,416	9/20/16	$10,894
State Street Bank & Trust Co.	USD	282	MXN	5,221	9/20/16	(4,443)
State Street Bank & Trust Co.	USD	328	MYR	1,311	9/20/16	(8,121)
State Street Bank & Trust Co.	USD	5	NOK	39	9/20/16	45
State Street Bank & Trust Co.	USD	177	NOK	1,448	9/20/16	(2,826)
State Street Bank & Trust Co.	USD	469	NZD	698	9/20/16	36,184
State Street Bank & Trust Co.	USD	87	PHP	4,116	9/20/16	784
State Street Bank & Trust Co.	USD	3	SEK	22	9/20/16	8
State Street Bank & Trust Co.	USD	25	SEK	205	9/20/16	(1,245)
State Street Bank & Trust Co.	USD	312	THB	10,917	9/20/16	3,600
State Street Bank & Trust Co.	USD	587	TWD	18,254	9/20/16	(11,899)
State Street Bank & Trust Co.	CNY	371	USD	55	12/15/16	(4)
State Street Bank & Trust Co.	PHP	25,019	USD	538	12/15/16	3,569
State Street Bank & Trust Co.	USD	43	IDR	575,906	12/15/16	(21)

						$96,362

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price		Expiration Month	Premiums Received	U.S. $ Value
Euro STOXX 50 Index (g)	100	EUR	3,025.00	September 2016	$7,078	$(4,567)
FTSE 100 Index (g)	30	GBP	6,750.00	September 2016	3,922	(3,359)
Nikkei 225 Index (g)	1,000	JPY	16,750.00	September 2016	2,962	(2,453)
S&P 500 Index (h)	600		$2,175.00	September 2016	17,382	(8,970)
S&P ASX 200 Index (g)	10	AUD	5,425.00	October 2016	641	(641)
S&P TSX 60 Index (g)	130	CAD	860.00	September 2016	928	(434)

					$32,913	$(20,424)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00%	3.70%	$168	$10,006	$12,795
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.76	510	6,014	9,436

				$16,020	$22,231

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$310	8/21/20	3 Month LIBOR	1.620%	$5,752
Morgan Stanley & Co., LLC/(CME Group)	JPY	14,100	12/22/24	0.519%	6 Month LIBOR	(5,799)
Morgan Stanley & Co., LLC/(CME Group)		$130	12/22/24	3 Month LIBOR	2.342%	10,533
Morgan Stanley & Co., LLC/(CME Group)	JPY	10,630	1/14/25	0.478%	6 Month LIBOR	(3,994)
Morgan Stanley & Co., LLC/(CME Group)		10,450	2/06/25	0.548%	6 Month LIBOR	(4,490)
Morgan Stanley & Co., LLC/(CME Group)		$600	2/11/25	3 Month LIBOR	2.083%	34,930
Morgan Stanley & Co., LLC/(CME Group)	EUR	10	6/30/25	1.284%	6 Month EURIBOR	(1,129)
Morgan Stanley & Co., LLC/(CME Group)	GBP	140	7/06/25	6 Month LIBOR	2.125%	24,062
Morgan Stanley & Co., LLC/(CME Group)	CHF	10	8/03/25	0.315%	6 Month LIBOR	(1,232)
Morgan Stanley & Co., LLC/(CME Group)	GBP	120	8/05/25	6 Month LIBOR	2.068%	19,802
Morgan Stanley & Co., LLC/(CME Group)	EUR	160	8/14/25	0.955%	6 Month EURIBOR	(12,430)
Morgan Stanley & Co., LLC/(CME Group)	SEK	40	8/17/25	3 Month STIBOR	1.293%	342
Morgan Stanley & Co., LLC/(CME Group)	CHF	60	9/02/25	0.256%	6 Month LIBOR	(3,822)
Morgan Stanley & Co., LLC/(CME Group)		140	10/02/25	0.210%	6 Month LIBOR	(8,054)
Morgan Stanley & Co., LLC/(CME Group)	AUD	210	11/03/25	6 Month BBSW	2.915%	12,311
Morgan Stanley & Co., LLC/(CME Group)	NZD	400	11/19/25	3 Month BKBM	3.610%	33,161
Morgan Stanley & Co., LLC/(CME Group)	CHF	170	11/19/25	0.048%	6 Month LIBOR	(6,691)

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$90	11/19/25	3 Month LIBOR	2.202%	$6,873
Morgan Stanley & Co., LLC/(CME Group)	SEK	990	1/12/26	3 Month STIBOR	1.470%	11,293
Morgan Stanley & Co., LLC/(CME Group)	AUD	70	2/02/26	6 Month BBSW	2.756%	3,363
Morgan Stanley & Co., LLC/(CME Group)	NZD	90	2/03/26	3 Month BKBM	3.375%	5,665
Morgan Stanley & Co., LLC/(CME Group)	CAD	130	3/31/26	3 Month CDOR	1.515%	3,015
Morgan Stanley & Co., LLC/(CME Group)	JPY	8,540	4/04/26	0.144%	6 Month LIBOR	(667)
Morgan Stanley & Co., LLC/(CME Group)	EUR	170	4/04/26	0.564%	6 Month EURIBOR	(6,326)
Morgan Stanley & Co., LLC/(CME Group)		$100	4/04/26	3 Month LIBOR	1.687%	3,037
Morgan Stanley & Co., LLC/(CME Group)	CAD	60	6/07/26	3 Month CDOR	1.478%	1,145
Morgan Stanley & Co., LLC/(CME Group)	CHF	100	6/09/26	-0.210%	6 Month LIBOR	(1,076)
Morgan Stanley & Co., LLC/(CME Group)	NOK	1,010	7/04/26	6 Month NIBOR	1.330%	(288)
Morgan Stanley & Co., LLC/(CME Group)	GBP	120	8/17/26	0.718%	6 Month LIBOR	(186)
Morgan Stanley & Co., LLC/(CME Group)	CAD	40	8/17/26	3 Month CDOR	1.275%	119
Morgan Stanley & Co., LLC/(CME Group)	AUD	70	8/18/26	6 Month BBSW	2.100%	312
Morgan Stanley & Co., LLC/(CME Group)	NOK	890	8/19/26	6 Month NIBOR	1.363%	(13)
Morgan Stanley & Co., LLC/(CME Group)		$40	8/19/26	3 Month LIBOR	1.466%	132
Morgan Stanley & Co., LLC/(CME Group)		220	8/21/45	3 Month LIBOR	2.630%	50,576
Morgan Stanley & Co., LLC/(CME Group)		70	9/04/45	3 Month LIBOR	2.708%	18,214

						$188,440

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	1,920	10/01/20	1.273%	CPI	#	$12,112

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
MS Global Equity Long Index	40,000	FedFundEffective Plus 0.55%	$4,000	8/31/16	$(72,205)

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Non-income producing security.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate market value of these securities amounted to $412,904 or 2.1% of net assets.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $653,107 and gross unrealized depreciation of investments was $(91,526), resulting in net unrealized appreciation of $561,581.
(g)	One contract relates to 1 share.
(h)	One contract relates to 100 shares.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ASX	-	Australian Stock Exchange
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CDOR	-	Canadian Dealer Offered Rate
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETN	-	Exchange Traded Note
EURIBOR	-	Euro Interbank Offered Rate
FedFundEffective	-	Federal Funds Effective Rate
FTSE	-	Financial Times Stock Exchange
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NIBOR	-	Norwegian Interbank Offered Rate
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

The following table represents the equity basket holdings underlying the total return swap with MS (Morgan Stanley) Global Equity Long Index as of August 31, 2016.

Security Description	Shares
MS Global Equity Long Index
Aetna, Inc.	1,266
Allstate Corp. (The)	1,962
Altria Group, Inc.	2,837
Amadeus IT Group SA	2,149
Amcor ltd./Australia	12,199
Amdocs Ltd.	3,300
Anthem, Inc.	1,133
Apple, Inc.	1,317
Aristocrat Leisure Ltd.	8,375
Axfood AB	4,177

Security Description	Shares
Bemis Co., Inc.	1,982
Bezeq The Israeli Telecommunication Corp., Ltd.	25,868
Booz Allen Hamilton Holding Corp.	3,971
Brinker International, Inc.	1,571
British American Tobacco PLC	3,498
CGI Group, Inc.	1,293
Cineplex, Inc.	2,005
Delta Air Lines, Inc.	1,017
Dollar General Corp.	2,334
Dr Pepper Snapple Group, Inc.	1,033
Equifax, Inc.	1,113
Euler Hermes Group	1,545
Experian PLC	4,876
Exxon Mobil Corp.	1,119
Fidelity National Information Services, Inc.	982
Fiserv, Inc.	642
FNF Group	4,016
Fuji Heavy Industries Ltd.	2,553
Gilead Sciences, Inc.	1,355
Hang Seng Bank Ltd.	7,967
HKT Trust & HKT Ltd.	76,993
Home Depot, Inc. (The)	850
IG Group Holdings PLC	7,848
Imperial Brands PLC	1,631
Johnson & Johnson	1,291
KION Group AG	1,451
Kone OYJ	1,990
Kroger Co. (The)	2,709
Marsh & McLennan Cos., Inc.	1,846
Merck & Co., Inc.	2,574
Microsoft Corp.	3,911
Mitsubishi UFJ Financial Group, Inc.	21,690
Moneysupermarket.com Group PLC	12,378
MSC Industrial Direct Co., Inc.	1,347
Nestle SA	584
Nice Ltd.	977
Nielsen Holdings PLC	1,365
Nippon Telegraph & Telephone Corp.	2,632
NN Group NV	5,638

Security Description	Shares
Omnicom Group, Inc.	1,761
Oracle Corp.	4,211
Oracle Corp. Japan	1,611
Overseas-Chinese Banking Corp. Ltd.	20,282
PepsiCo, Inc.	934
Pfizer, Inc.	3,517
Philip Morris International, Inc.	1,196
Raytheon Co.	1,020
Reckitt Benckiser Group PLC	921
Recordati SpA	2,383
Regal Entertainment Group	3,311
RELX NV	6,851
Roche Holding AG	731
Ross Stores, Inc.	1,942
Royal Bank of Canada	1,269
Royal Dutch Shell PLC	5,538
Sage Group PLC (The)	4,998
Salmar ASA	2,535
Schlumberger Ltd.	925
SCSK Corp.	3,897
Seven Bank Ltd.	15,878
Sherwin-Williams Co. (The)	158
Sino Land Co., Ltd.	90,729
Tabcorp Holdings Ltd.	14,519
Target Corp.	2,084
Tatts Group Ltd.	47,877
Teva Pharmaceutical Industries Ltd.	2,762
Thomson Reuters Corp.	2,922
TJX Cos., Inc. (The)	1,974
Toronto-Dominion Bank (The)	1,499
TOTAL SA	2,422
Total System Services, Inc.	2,444
Tryg A/S	2,662
Tyson Foods, Inc.	2,714
UnitedHealth Group, Inc.	673
Vantiv, Inc.	2,066
Verizon Communications, Inc.	1,516
Wells Fargo & Co.	853
Wolters Kluwer NV	1,650
WPP PLC	4,931

AB All Market Income Portfolio

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$8,757,232		$	– 0	–	$	– 0	–	$8,757,232
Common Stocks:
Financials	544,678			607,025			– 0	–	1,151,703
Information Technology	816,589			128,203			– 0	–	944,792
Consumer Staples	530,175			313,105			– 0	–	843,280
Health Care	597,713			234,358			– 0	–	832,071
Consumer Discretionary	485,809			343,295			– 0	–	829,104
Industrials	366,632			295,840			– 0	–	662,472
Energy	252,007			219,859			– 0	–	471,866
Telecommunication Services	241,088			137,352			– 0	–	378,440
Utilities	151,435			112,539			– 0	–	263,974
Materials	122,296			119,168			– 0	–	241,464
Real Estate	114,732			114,151			– 0	–	228,883
Preferred Stocks	1,476,638			– 0	–		– 0	–	1,476,638
Emerging Markets - Sovereigns	– 0	–		412,904			– 0	–	412,904
Emerging Markets - Treasuries	– 0	–		232,716			– 0	–	232,716
Governments - Sovereign Agencies	– 0	–		216,879			– 0	–	216,879
Governments - Treasuries	– 0	–		183,832			– 0	–	183,832
Short-Term Investments	1,160,219			– 0	–		– 0	–	1,160,219

Total Investments in Securities	15,617,243			3,671,226			– 0	–	19,288,469
Other Financial Instruments (a):
Assets:
Futures	23,083			48,960			– 0	–	72,043
Forward Currency Exchange Contracts	– 0	–		213,591			– 0	–	213,591
Centrally Cleared Credit Default Swaps	– 0	–		22,231			– 0	–	22,231
Centrally Cleared Interest Rate Swaps	– 0	–		244,637			– 0	–	244,637
Inflation (CPI) Swaps	– 0	–		12,112			– 0	–	12,112
Liabilities:
Futures	(136,459)			(191)			– 0	–	(136,650)
Forward Currency Exchange Contracts	– 0	–		(117,229)			– 0	–	(117,229)
Call Options Written	– 0	–		(20,424)			– 0	–	(20,424)
Centrally Cleared Interest Rate Swaps	– 0	–		(56,197)			– 0	–	(56,197)
Total Return Swaps	– 0	–		(72,205)			– 0	–	(72,205)

Total (b)	$15,503,867			$3,946,511		$	– 0	–	$19,450,378

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB High Income Fund, Inc. for the nine months ended August 31, 2016 is as follows:

Market Value 11/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$7,932	$1,185	$2,073	(171)	461	$7,334	$951

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended August 31, 2016 is as follows:

Market Value 11/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$157	$6,650	$5,647	$1,160	$1

AB Asia Ex-Japan Equity Portfolio

Portfolio of Investments

August 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 100.0%
Information Technology - 29.2%
Electronic Equipment, Instruments & Components - 3.5%
Largan Precision Co., Ltd.	1,320	$147,604
Tripod Technology Corp.	20,000	42,718

		190,322

Internet Software & Services - 5.8%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	290	28,185
Tencent Holdings Ltd.	11,100	287,655

		315,840

Semiconductors & Semiconductor Equipment - 11.3%
Advanced Semiconductor Engineering, Inc.	69,000	83,958
Chipbond Technology Corp.	58,000	75,048
Hua Hong Semiconductor Ltd. (b)	99,000	108,301
Novatek Microelectronics Corp.	10,000	34,067
Realtek Semiconductor Corp.	14,000	55,917
Taiwan Semiconductor Manufacturing Co., Ltd.	39,000	216,582
Win Semiconductors Corp.	21,000	42,152

		616,025

Technology Hardware, Storage & Peripherals - 8.6%
Samsung Electronics Co., Ltd.	195	282,841
Samsung Electronics Co., Ltd. (Preference Shares)	113	134,015
Wistron Corp.	70,034	51,354

		468,210

		1,590,397

Financials - 17.1%
Banks - 10.6%
Bangkok Bank PCL	10,900	53,373
China CITIC Bank Corp., Ltd.-Class H	146,000	96,125
China Development Financial Holding Corp.	109,000	27,492
ICICI Bank Ltd.	13,730	52,779
KB Financial Group, Inc.	4,750	165,728
Punjab National Bank (a)	12,220	23,165
Shinhan Financial Group Co., Ltd.	4,340	158,623

		577,285

Consumer Finance - 0.8%
Samsung Card Co., Ltd.	1,100	43,555

Insurance - 5.2%
Dongbu Insurance Co., Ltd.	2,450	148,137
Hyundai Marine & Fire Insurance Co., Ltd.	1,760	53,291
PICC Property & Casualty Co., Ltd.-Class H	48,000	78,999

		280,427

Thrifts & Mortgage Finance - 0.5%
LIC Housing Finance Ltd.	3,490	29,741

		931,008

Company	Shares	U.S. $ Value
Consumer Discretionary - 12.8%
Auto Components - 3.2%
Hankook Tire Co., Ltd.	2,840	142,038
Nexen Tire Corp.	2,380	29,751

		171,789

Automobiles - 5.1%
Chongqing Changan Automobile Co., Ltd.-Class B	19,100	29,058
Dongfeng Motor Group Co., Ltd.-Class H	58,000	61,820
Tata Motors Ltd.	12,820	103,319
Tata Motors Ltd.-Class A	15,840	81,270

		275,467

Diversified Consumer Services - 1.2%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	1,630	64,352

Household Durables - 1.2%
Skyworth Digital Holdings Ltd.	88,000	65,028

Multiline Retail - 1.0%
Lotte Shopping Co., Ltd.	300	54,486

Textiles, Apparel & Luxury Goods - 1.1%
Luthai Textile Co., Ltd.-Class B	17,900	22,514
Yue Yuen Industrial Holdings Ltd.	9,500	40,383

		62,897

		694,019

Real Estate - 12.6%
Equity Real Estate Investment Trusts (REITs) - 0.9%
CapitaLand Commercial Trust	45,000	50,984

Real Estate Management & Development - 11.7%
Cheung Kong Property Holdings Ltd.	11,000	77,115
China Overseas Land & Investment Ltd.	48,000	158,092
China Resources Land Ltd.	27,000	75,767
CIFI Holdings Group Co., Ltd.	272,000	85,015
New World Development Co., Ltd.	63,000	78,781
Sino Land Co., Ltd.	54,000	92,291
Wharf Holdings Ltd. (The)	10,000	70,475

		637,536

		688,520

Telecommunication Services - 7.8%
Diversified Telecommunication Services - 4.6%
China Unicom Hong Kong Ltd.	76,000	85,931
Chunghwa Telecom Co., Ltd.	21,000	75,392
KT Corp.	1,690	47,778
KT Corp. (Sponsored ADR)	2,666	41,403

		250,504

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 3.2%
China Mobile Ltd.	7,000	86,233
XL Axiata Tbk PT (a)	402,250	86,045

		172,278

		422,782

Materials - 5.9%
Chemicals - 3.1%
LG Chem Ltd.	710	171,619

Metals & Mining - 0.6%
Vale Indonesia Tbk PT (a)	160,500	31,894

Paper & Forest Products - 2.2%
Nine Dragons Paper Holdings Ltd.	150,000	120,118

		323,631

Consumer Staples - 4.7%
Food Products - 3.3%
WH Group Ltd. (b)	231,000	181,356

Tobacco - 1.4%
Gudang Garam Tbk PT	15,500	75,177

		256,533

Utilities - 4.2%
Electric Utilities - 2.6%
Korea Electric Power Corp.	2,700	140,240

Independent Power and Renewable Electricity Producers - 1.6%
Huaneng Renewables Corp. Ltd.-Class H	112,000	41,453
NTPC Ltd.	18,670	44,342

		85,795

		226,035

Industrials - 2.0%
Construction & Engineering - 2.0%
China Railway Group Ltd.-Class H	37,000	27,332
GS Engineering & Construction Corp. (a)	1,480	37,990
Hyundai Engineering & Construction Co., Ltd.	1,270	43,732

		109,054

Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
CNOOC Ltd.	40,000	48,257
Petronet LNG Ltd.	11,290	59,487

		107,744

Health Care - 1.7%
Health Care Providers & Services - 1.7%
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	33,800	92,633

Total Investments - 100.0% (cost $4,850,441) (c)		5,442,356
Other assets less liabilities - 0.0%		257

Net Assets - 100.0%		$5,442,613

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate market value of these securities amounted to $289,657 or 5.3% of net assets.
(c)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $705,433 and gross unrealized depreciation of investments was $(113,518), resulting in net unrealized appreciation of $591,915.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

Country Breakdown*

August 31, 2016 (unaudited)

31.2%	South Korea
28.4%	China
15.7%	Taiwan
12.1%	Hong Kong
7.2%	India
3.5%	Indonesia
1.0%	Thailand
0.9%	Singapore

100.0%	Total Investments

*	All data are as of August 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Asia Ex-Japan Equity Portfolio

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$28,185		$1,562,212		$	– 0	–	$1,590,397
Financials	53,373		877,635			– 0	–	931,008
Consumer Discretionary	64,352		629,667			– 0	–	694,019
Real Estate	– 0	–	688,520			– 0	–	688,520
Telecommunication Services	41,403		381,379			– 0	–	422,782
Materials	– 0	–	323,631			– 0	–	323,631
Consumer Staples	– 0	–	256,533			– 0	–	256,533
Utilities	– 0	–	226,035			– 0	–	226,035
Industrials	– 0	–	109,054			– 0	–	109,054
Energy	– 0	–	107,744			– 0	–	107,744
Health Care	– 0	–	92,633			– 0	–	92,633

Total Investments in Securities	187,313		5,255,043	+		– 0	–	5,442,356
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total	$187,313		$5,255,043		$	– 0	–	$5,442,356

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Small Cap Value Portfolio

Portfolio of Investments

August 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Financials - 19.9%
Banks - 14.1%
1st Source Corp.	25,860	$915,185
Associated Banc-Corp.	83,850	1,663,584
Customers Bancorp, Inc. (a)	46,810	1,251,700
First Commonwealth Financial Corp.	72,940	744,717
Fulton Financial Corp.	81,990	1,185,575
Hope Bancorp, Inc.	66,074	1,136,473
Huntington Bancshares, Inc./OH	114,121	1,142,349
Independent Bank Group, Inc.	23,920	1,050,566
Sterling Bancorp./DE	74,090	1,322,507
Synovus Financial Corp.	34,150	1,129,682
Texas Capital Bancshares, Inc. (a)	36,350	1,909,102
Webster Financial Corp.	44,030	1,700,879
Zions Bancorporation	43,360	1,326,383

		16,478,702

Insurance - 3.1%
First American Financial Corp.	35,250	1,518,923
Selective Insurance Group, Inc.	17,100	682,290
State Auto Financial Corp.	18,490	424,530
Validus Holdings Ltd.	20,600	1,046,274

		3,672,017

Thrifts & Mortgage Finance - 2.7%
Essent Group Ltd. (a)	43,240	1,149,319
HomeStreet, Inc. (a)	41,650	1,085,399
WSFS Financial Corp.	23,630	919,207

		3,153,925

		23,304,644

Information Technology - 19.3%
Communications Equipment - 4.2%
Extreme Networks, Inc. (a)	223,030	876,508
Finisar Corp. (a)	72,580	1,537,244
Infinera Corp. (a)	63,360	543,629
Mitel Networks Corp. (a)(b)	168,790	1,232,167
NETGEAR, Inc. (a)	12,390	706,230

		4,895,778

Electronic Equipment, Instruments & Components - 2.7%
Anixter International, Inc. (a)	18,650	1,192,481
TTM Technologies, Inc. (a)	70,740	759,040
Vishay Intertechnology, Inc.	89,590	1,268,595

		3,220,116

IT Services - 4.1%
Booz Allen Hamilton Holding Corp.	52,030	1,579,631
CSG Systems International, Inc.	36,230	1,583,975
Unisys Corp. (a)(b)	77,860	786,386
Virtusa Corp. (a)	33,590	881,066

		4,831,058

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc. (a)	126,870	938,838
Cabot Microelectronics Corp.	19,660	977,495
Cypress Semiconductor Corp.	118,448	1,413,085
FormFactor, Inc. (a)	139,990	1,448,896
MKS Instruments, Inc.	24,060	1,172,684
SunEdison Semiconductor Ltd. (a)	61,738	709,370

		6,660,368

Software - 1.2%
Verint Systems, Inc. (a)	39,950	1,363,094

Technology Hardware, Storage & Peripherals - 1.4%
NCR Corp. (a)	47,800	1,618,030

		22,588,444

Consumer Discretionary - 17.3%
Auto Components - 2.3%
Dana, Inc.	104,380	1,505,160
Tenneco, Inc. (a)	22,130	1,235,518

		2,740,678

Diversified Consumer Services - 1.1%
Sotheby’s	31,880	1,264,042

Hotels, Restaurants & Leisure - 2.3%
Bloomin’ Brands, Inc.	75,510	1,475,465
Red Robin Gourmet Burgers, Inc. (a)	24,860	1,249,464

		2,724,929

Household Durables - 1.2%
Ethan Allen Interiors, Inc.	24,430	817,428
Meritage Homes Corp. (a)	17,420	625,378

		1,442,806

Internet & Direct Marketing Retail - 2.2%
FTD Cos., Inc. (a)	57,370	1,348,195
Shutterfly, Inc. (a)	24,110	1,210,804

		2,558,999

Media - 2.6%
Regal Entertainment Group-Class A	66,140	1,414,073
Scholastic Corp.	39,840	1,603,959

		3,018,032

Multiline Retail - 0.8%
Big Lots, Inc.	18,920	933,134

Specialty Retail - 4.0%
Caleres, Inc.	47,370	1,228,778
Children’s Place, Inc. (The)	13,878	1,129,669
Citi Trends, Inc.	72,490	1,417,179
Office Depot, Inc.	236,600	870,688

		4,646,314

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	112,700	973,728

		20,302,662

Industrials - 17.0%
Aerospace & Defense - 1.2%
Esterline Technologies Corp. (a)	18,430	1,418,189

Air Freight & Logistics - 1.0%
Air Transport Services Group, Inc. (a)	76,470	1,107,286

Airlines - 1.5%
SkyWest, Inc.	62,960	1,777,361

Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	37,050	1,423,831
Viad Corp.	37,950	1,357,092

		2,780,923

Construction & Engineering - 3.0%
AECOM (a)	41,660	1,284,378
EMCOR Group, Inc.	23,730	1,358,780
Tutor Perini Corp. (a)	39,760	922,034

		3,565,192

Electrical Equipment - 1.8%
EnerSys	19,270	1,356,223
Regal Beloit Corp.	12,070	740,253

		2,096,476

Machinery - 1.7%
Oshkosh Corp.	32,460	1,750,568
SPX FLOW, Inc. (a)	6,880	202,341

		1,952,909

Professional Services - 0.5%
Mistras Group, Inc. (a)	26,560	623,363

Road & Rail - 2.3%
Covenant Transportation Group, Inc.-Class A (a)	70,800	1,365,024
Saia, Inc. (a)	44,360	1,349,875

		2,714,899

Trading Companies & Distributors - 0.7%
MRC Global, Inc. (a)	57,420	842,351

Transportation Infrastructure - 0.9%
Wesco Aircraft Holdings, Inc. (a)	75,610	1,038,881

		19,917,830

Energy - 8.2%
Energy Equipment & Services - 3.3%
Oil States International, Inc. (a)	41,750	1,295,085
Patterson-UTI Energy, Inc.	57,210	1,115,023
RPC, Inc. (a)(b)	97,410	1,493,295

		3,903,403

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 4.9%
Gulfport Energy Corp. (a)	48,850	1,397,110
QEP Resources, Inc.	87,920	1,679,272
SM Energy Co.	32,810	1,242,843
Synergy Resources Corp. (a)	217,880	1,427,114

		5,746,339

		9,649,742

Real Estate - 6.0%
Equity Real Estate Investment Trusts (REITs) - 6.0%
Education Realty Trust, Inc.	25,890	1,173,076
Gramercy Property Trust	190,931	1,848,212
Kite Realty Group Trust	34,980	1,010,222
National Storage Affiliates Trust	71,120	1,444,447
Ramco-Gershenson Properties Trust	81,260	1,578,882

		7,054,839

Health Care - 4.5%
Health Care Providers & Services - 3.1%
LifePoint Health, Inc. (a)	20,730	1,173,318
Molina Healthcare, Inc. (a)	28,600	1,538,966
WellCare Health Plans, Inc. (a)	8,060	908,362

		3,620,646

Life Sciences Tools & Services - 1.4%
ICON PLC (a)	20,930	1,607,215

		5,227,861

Utilities - 3.2%
Electric Utilities - 2.3%
PNM Resources, Inc.	48,620	1,545,630
Portland General Electric Co.	26,940	1,134,443

		2,680,073

Gas Utilities - 0.9%
Southwest Gas Corp.	16,191	1,130,456

		3,810,529

Materials - 2.0%
Chemicals - 0.7%
Ingevity Corp. (a)	17,420	773,099

Containers & Packaging - 1.3%
Graphic Packaging Holding Co.	111,170	1,594,178

		2,367,277

Consumer Staples - 0.9%
Beverages - 0.9%
Cott Corp.	63,730	1,015,856

Total Common Stocks (cost $105,278,138)		115,239,684

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 3.3%
Investment Companies - 3.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.24% (c)(d) (cost $3,897,440)	3,897,440	3,897,440

Total Investments Before Security Lending Collateral for Securities Loaned - 101.6% (cost $109,175,578)		119,137,124

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
Investment Companies - 1.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.24% (c)(d) (cost $2,030,130)	2,030,130	2,030,130

Total Investments - 103.3% (cost $111,205,708) (e)		121,167,254
Other assets less liabilities - (3.3)%		(3,843,048)

Net Assets - 100.0%		$117,324,206

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,618,032 and gross unrealized depreciation of investments was $(3,656,486), resulting in net unrealized appreciation of $9,961,546.

AB Small Cap Value Portfolio

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$115,239,684		$	– 0	–	$	– 0	–	$115,239,684
Short-Term Investments	3,897,440			– 0	–		– 0	–	3,897,440
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,030,130			– 0	–		– 0	–	2,030,130

Total Investments in Securities	121,167,254			– 0	–		– 0	–	121,167,254

Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$121,167,254		$	– 0	–	$	– 0	–	$121,167,254

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended August 31, 2016 is as follows:

Market Value 11/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$3,420	$33,626	$33,149	$3,897	$5

A summary of the Fund’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 11/30/15 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$	– 0	–	$13,969	$11,939	$2,030	$1,719

AB Exchange Reserves

Market Value 11/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)			Dividend Income (000)
$2,231	$18,493	$20,724	$	– 0	–	$4,947

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 25, 2016